COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Amount of Future Minimum Lease Payments under Noncancelable Operating Leases in the Aggregate and for Each of the Five Succeeding Years and Thereafter

The future minimum lease commitments under non-cancelable operating leases at March 31, 2011 are as follows:

Years ending March 31,	(Yen in millions)
2012	¥4,866
2013	3,051
2014	1,837
2015	1,084
2016	596
2017 and thereafter	959

¥12,393